UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2005



[LOGO OF USAA]
   USAA(R)

                             USAA GROWTH Fund

                                                   [GRAPHIC OF USAA GROWTH FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             COMMON STOCKS (99.1%)

             AEROSPACE & DEFENSE (1.6%)
   43,758    General Dynamics Corp.                                         $  4,597
   39,193    Lockheed Martin Corp.                                             2,389
   62,299    United Technologies Corp.                                         6,337
                                                                            --------
                                                                              13,323
                                                                            --------
             AIR FREIGHT & LOGISTICS (2.1%)
  132,375    Expeditors International of Washington, Inc.                      6,501
  127,369    FedEx Corp.                                                      10,820
                                                                            --------
                                                                              17,321
                                                                            --------
             APPAREL, ACCESSORIES, & LUXURY GOODS (1.7%)
  524,050    Coach, Inc.*                                                     14,044
                                                                            --------
             APPAREL RETAIL (1.0%)
  312,700    Chico's FAS, Inc.*                                                8,014
                                                                            --------
             APPLICATION SOFTWARE (0.5%)
  121,275    Autodesk, Inc.                                                    3,860
                                                                            --------
             ASSET MANAGEMENT & CUSTODY BANKS (2.6%)
  199,275    Legg Mason, Inc.                                                 14,121
  142,725    T. Rowe Price Group, Inc.                                         7,874
                                                                            --------
                                                                              21,995
                                                                            --------
             BIOTECHNOLOGY (3.0%)
  355,751    Genentech, Inc.*                                                 25,237
                                                                            --------
             CASINOS & GAMING (0.7%)
   50,893    MGM Mirage, Inc.*                                                 3,553
   42,898    Wynn Resorts Ltd.*(a)                                             2,271
                                                                            --------
                                                                               5,824
                                                                            --------
             COMMUNICATIONS EQUIPMENT (2.9%)
  301,950    Cisco Systems, Inc.*                                              5,218
  268,675    Juniper Networks, Inc.*                                           6,069
  375,237    QUALCOMM, Inc.                                                   13,092
                                                                            --------
                                                                              24,379
                                                                            --------
             COMPUTER HARDWARE (2.1%)
  352,675    Apple Computer, Inc.*                                            12,717
  132,038    Dell, Inc.*                                                       4,599
                                                                            --------
                                                                              17,316
                                                                            --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   90,402    Caterpillar, Inc.                                                 7,960
                                                                            --------
             CONSUMER ELECTRONICS (0.1%)
   14,428    Harman International Industries, Inc.                             1,134
                                                                            --------
             CONSUMER FINANCE (1.6%)
  290,000    SLM Corp.                                                        13,816
                                                                            --------
             DEPARTMENT STORES (0.6%)
   38,400    Sears Holdings Corp.*                                             5,193
                                                                            --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             DIVERSIFIED CAPITAL MARKETS (1.0%)
  100,045    UBS AG (Switzerland)                                           $  8,034
                                                                            --------
             DRUG RETAIL (2.1%)
   57,083    CVS Corp.                                                         2,944
  335,835    Walgreen Co.                                                     14,461
                                                                            --------
                                                                              17,405
                                                                            --------
             ELECTRIC UTILITIES (0.1%)
    8,989    TXU Corp.                                                           771
                                                                            --------
             FOOD RETAIL (1.0%)
   82,125    Whole Foods Market, Inc.                                          8,189
                                                                            --------
             FOOTWEAR (0.8%)
   88,728    Nike, Inc. "B"                                                    6,815
                                                                            --------
             GENERAL MERCHANDISE STORES (0.5%)
   90,811    Target Corp.                                                      4,214
                                                                            --------
             HEALTH CARE EQUIPMENT (6.0%)
   99,300    C.R. Bard, Inc.                                                   7,067
   99,745    Medtronic, Inc.                                                   5,257
  329,090    St. Jude Medical, Inc.*                                          12,844
  132,100    Stryker Corp.                                                     6,414
  226,682    Zimmer Holdings, Inc.*                                           18,456
                                                                            --------
                                                                              50,038
                                                                            --------
             HEALTH CARE FACILITIES (1.3%)
  199,950    HCA, Inc.                                                        11,165
                                                                            --------
             HEALTH CARE SERVICES (3.3%)
  278,500    Caremark Rx, Inc.*                                               11,154
  202,750    Medco Health Solutions, Inc.*                                    10,334
   54,479    Quest Diagnostics, Inc.                                           5,764
                                                                            --------
                                                                              27,252
                                                                            --------
             HOME ENTERTAINMENT SOFTWARE (0.7%)
  107,969    Electronic Arts, Inc.*                                            5,764
                                                                            --------
             HOME IMPROVEMENT RETAIL (1.0%)
  168,002    Lowe's Companies, Inc.                                            8,755
                                                                            --------
             HOMEBUILDING (5.0%)
  279,216    D.R. Horton, Inc.                                                 8,516
   63,404    KB Home                                                           3,614
  109,302    Lennar Corp. "A"                                                  5,626
    5,435    Lennar Corp. "B"                                                    260
   59,508    M.D.C. Holdings, Inc.                                             3,891
  122,375    Pulte Homes, Inc.                                                 8,744
  149,691    Toll Brothers, Inc.*                                             11,346
                                                                            --------
                                                                              41,997
                                                                            --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             HOTELS, RESORTS, & CRUISE LINES (1.0%)
   59,065    Four Seasons Hotels, Inc. (Canada)                             $  3,749
  110,915    Royal Caribbean Cruises Ltd.(a)                                   4,660
                                                                            --------
                                                                               8,409
                                                                            --------
             HOUSEHOLD PRODUCTS (3.8%)
  584,603    Procter & Gamble Co.                                             31,656
                                                                            --------
             INDUSTRIAL CONGLOMERATES (4.5%)
1,032,726    General Electric Co.                                             37,385
                                                                            --------
             INTEGRATED OIL & GAS (1.9%)
  278,706    Exxon Mobil Corp.                                                15,895
                                                                            --------
             INTERNET SOFTWARE & SERVICES (3.9%)
  106,325    Google, Inc. "A"*(a)                                             23,391
  255,825    Yahoo!, Inc.*                                                     8,829
                                                                            --------
                                                                              32,220
                                                                            --------
             INVESTMENT BANKING & BROKERAGE (3.5%)
  146,258    Goldman Sachs Group, Inc.                                        15,619
  146,000    Lehman Brothers Holdings, Inc.                                   13,391
                                                                            --------
                                                                              29,010
                                                                            --------
             IT CONSULTING & OTHER SERVICES (0.6%)
  127,425    Cognizant Technology Solutions Corp. "A"*                         5,353
                                                                            --------
             LIFE & HEALTH INSURANCE (1.1%)
  160,300    Prudential Financial, Inc.                                        9,161
                                                                            --------
             MANAGED HEALTH CARE (8.0%)
  164,850    Aetna, Inc.                                                      12,095
   23,666    PacifiCare Health Systems, Inc. "A"*                              1,414
  400,855    UnitedHealth Group, Inc.                                         37,885
  120,225    WellPoint, Inc.*                                                 15,359
                                                                            --------
                                                                              66,753
                                                                            --------
             MOVIES & ENTERTAINMENT (0.7%)
   12,263    Pixar, Inc.*                                                        561
  152,100    Viacom, Inc. "B"                                                  5,266
                                                                            --------
                                                                               5,827
                                                                            --------
             MULTI-LINE INSURANCE (0.8%)
   96,950    Hartford Financial Services Group, Inc.                           7,016
                                                                            --------

             MULTI-UTILITIES & UNREGULATED POWER (0.3%)
  135,050    AES Corp.*                                                        2,172
                                                                            --------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
   52,312    Schlumberger Ltd.                                                 3,579
                                                                            --------
             OIL & GAS EXPLORATION & PRODUCTION (3.6%)
  136,450    Apache Corp.                                                      7,681
  277,650    EOG Resources, Inc.                                              13,202
  292,166    XTO Energy, Inc.                                                  8,815
                                                                            --------
                                                                              29,698
                                                                            --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.6%)
   69,425    Valero Energy Corp.                                            $  4,758
                                                                            --------

             OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
  342,337    Citigroup, Inc.                                                  16,076
                                                                            --------

             PHARMACEUTICALS (5.4%)
  205,425    Abbott Laboratories                                              10,099
  432,036    Johnson & Johnson, Inc.                                          29,651
  169,816    Pfizer, Inc.                                                      4,614
   23,000    Sanofi-Aventis ADR (France)                                       1,020
                                                                            --------
                                                                              45,384
                                                                            --------
             PUBLISHING (0.8%)
   94,775    Getty Images, Inc.*(a)                                            6,781
                                                                            --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
   41,775    St. Joe Co.                                                       2,907
                                                                            --------
             REGIONAL BANKS (0.1%)
   72,126    UCBH Holdings, Inc.                                               1,135
                                                                            --------
             RESTAURANTS (1.2%)
   91,576    Starbucks Corp.*                                                  4,535
  122,143    Yum! Brands, Inc.                                                 5,736
                                                                            --------
                                                                              10,271
                                                                            --------
             SEMICONDUCTORS (2.8%)
  551,450    Intel Corp.                                                      12,970
  429,150    Texas Instruments, Inc.                                          10,712
                                                                            --------
                                                                              23,682
                                                                            --------
             SOFT DRINKS (1.6%)
  235,578    PepsiCo, Inc.                                                    13,108
                                                                            --------
             SPECIALIZED FINANCE (1.6%)
   20,187    Chicago Mercantile Exchange Holdings, Inc.                        3,947
  113,500    Moody's Corp.                                                     9,323
                                                                            --------
                                                                              13,270
                                                                            --------
             SPECIALTY STORES (0.9%)
  193,700    Bed Bath & Beyond, Inc.*                                          7,208
                                                                            --------
             SYSTEMS SOFTWARE (2.2%)
  134,875    Adobe Systems, Inc.                                               8,021
  211,575    Microsoft Corp.                                                   5,353
  442,675    Oracle Corp.*                                                     5,117
                                                                            --------
                                                                              18,491
                                                                            --------
             THRIFTS & MORTGAGE FINANCE (1.4%)
  318,556    Countrywide Financial Corp.                                      11,528
                                                                            --------
             Total common stocks (cost: $738,430)                            828,548
                                                                            --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (0.3%)

             MONEY MARKET FUNDS(b)
2,597,418    SSgA Prime Money Market Fund, 2.71% (cost: $2,597)             $  2,597
                                                                            --------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (4.0%)(f)

             MONEY MARKET FUNDS (0.0%)(b,g)
  215,631    AIM Short-Term Investment Co.
                Liquid Assets Portfolio, 2.80%                                   216
    1,631    Merrill Lynch Premier Institutional Fund, 2.63%                       1
                                                                            --------
                                                                                 217
                                                                            --------

PRINCIPAL
   AMOUNT
    (000)
---------
             REPURCHASE AGREEMENTS (4.0%)(c)
  $13,000    CS First Boston, LLC, 2.95%, acquired on 4/29/2005
                and due 5/02/2005 at $13,000 (collateralized
                by $13,570 of Freddie Mac Notes(d), 3.39%(e),
                due 12/30/2005; market value $13,261)                         13,000
   20,000    Deutsche Bank Securities, Inc., 2.95%, acquired on
                4/29/2005 and due 5/02/2005 at $20,000
                (collateralized by $20,545 of Freddie Mac Notes(d),
                4.00%, due 2/15/2017; market value $20,400)                   20,000
                                                                            --------
                                                                              33,000
                                                                            --------
             Total short-term investments purchased with cash
                collateral from securities loaned (cost: $33,217)             33,217
                                                                            --------

             TOTAL INVESTMENTS (COST: $774,245)                             $864,362
                                                                            ========

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USAA GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $103,635,000 and $13,518,000, respectively, resulting in net unrealized appreciation of $90,117,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $835,700,000 at April 30, 2005, and in, total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of April 30, 2005. The aggregate fair market value of these securities as of April 30, 2005, was approximately $32,346,000.

         (b) Rate represents the money market fund annualized seven-day yield at April 30, 2005.

         (c) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income.

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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH FUND
April 30, 2005 (unaudited)

             The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (g) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding April 30, 2005.

                     DIRECTORS     Christopher W. Claus
                                   Barbara B. Dreeben
                                   Robert L. Mason, Ph.D.
                                   Michael F. Reimherr
                                   Laura T. Starks, Ph.D.
                                   Richard A. Zucker

                ADMINISTRATOR,     USAA Investment Management Company
           INVESTMENT ADVISER,     P.O. Box 659453
                  UNDERWRITER,     San Antonio, Texas 78265-9825
               AND DISTRIBUTOR

                TRANSFER AGENT     USAA Shareholder Account Services
                                   9800 Fredericksburg Road
                                   San Antonio, Texas 78288

                     CUSTODIAN     State Street Bank and Trust Company
                AND ACCOUNTING     P.O. Box 1713
                         AGENT     Boston, Massachusetts 02105

                   INDEPENDENT     Ernst & Young LLP
             REGISTERED PUBLIC     100 West Houston St., Suite 1900
               ACCOUNTING FIRM     San Antonio, Texas 78205

                     TELEPHONE     Call toll free - Central time
              ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                   Saturday, 8:30 a.m. to 5 p.m.
                                   Sunday, 10:30 a.m. to 7 p.m.

                FOR ADDITIONAL     (800) 531-8181
             INFORMATION ABOUT     For account servicing, exchanges,
                  MUTUAL FUNDS     or redemptions
                                   (800) 531-8448

               RECORDED MUTUAL     24-hour service (from any phone)
             FUND PRICE QUOTES     (800) 531-8066

                   MUTUAL FUND     (from touch-tone phones only)
                USAA TOUCHLINE     For account balance, last transaction, fund
                                   prices, or to exchange or redeem fund shares
                                   (800) 531-8777

               INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48488-0605                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.